Earnings/(loss) per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings/(loss) per Share [Abstract]
Schedule of earnings/(loss) per share

	For the six months ended June 30,
	2022	2021
Net Income	$61,649	$1,520
Dividends on series B preferred shares	(2,884)	(2,884)
Net Income/(Loss) Attributable to Common Stockholders	$58,765	$(1,364)

Weighted average number of common shares, basic	77,343,851	82,792,000
Incremental shares	2,964,828	—
Weighted average number of common shares, diluted	80,308,679	82,792,000

Earnings/(loss) per share, basic	$0.76	$(0.02)

Earnings/(loss) per share, diluted	$0.73	$(0.02)